Future Annual Principal Repayment Requirements On Borrowings (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Borrowed Funds [Line Items]
2016	$ 91,981,245
2017	5,000,000
2018	0
2019	3,000,000
Total	$ 99,981,245	$ 84,450,067